UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST
(formerly, Aquila Three Peaks High Income Fund)
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/15

Date of reporting period: 6/30/16

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2016

August, 2016

Dear Fellow Shareholder:

Among the most influential drivers of the capital markets during the second quarter of 2016 were the Federal Reserve (the "Fed"), fluctuations in the price of oil, and the vote by Great Britain to leave the European Union, or Brexit. Commentary out of the Fed and market expectations for future rate hikes swung from the potential for a rate hike in the May to July period, to a rate hike being postponed until late 2016 or even 2017. Apprehension over global economic growth, along with stubbornly low inflation data and uncertainty surrounding the employment picture in the U.S., appeared to be the main reasons for expectations of a prolonged accommodative monetary policy. The perception of continued accommodation and low rates drove a search for yield across the capital markets that positively impacted most U.S. fixed-income asset-classes, as well as yield-related equities such as REITs, and stocks with relatively high dividend yields. Additionally, with many sovereign government securities around the world providing negative yields, foreign investment assets continued to flow into the U.S. capital markets in search of positive yields.

The price of a barrel of oil surpassed $50 in June, rising from around $38 per barrel at the beginning the quarter. With oil up nearly 85% from a February low of roughly $26 per barrel, and 30% higher versus the beginning of the year, securities of many energy and energy-related companies benefited in the second quarter. That improvement had a more direct impact on the high yield market, where the Energy segment has an outsized weighting relative to the equity market. The positive directional movement of oil prices indicated to some market participants that the industry might be starting to balance the supply/demand equation. U.S. energy companies may perhaps begin accelerating capital spending and hiring new workers, which could help Energy provide a boost, rather than a drag, to the economy. The positive price action since the beginning of the year has also alleviated some of the solvency concerns within the industry, at least for the time being. Interestingly, at the end of June, oil was more than $11.00 per barrel lower than at the same time in the previous year, just as a seasonal period for higher prices was tapering off, and potentially giving way to lower prices heading into the fall. In our opinion, the capital markets (in particular the high yield market) will continue to be heavily influenced by directional movements in the price of oil over the balance of the year.

Voters in the United Kingdom gave the markets a bit of a shock in June with the Brexit referendum, Britain’s vote to exit from the European Union (the "EU"), by somewhat surprisingly voting in favor of leaving the Union. The vote raised many questions and uncertainties. The one certainty with regard to the outcome is that it will likely take several years to fully accomplish an exit from the EU, which should allow citizens and corporations time to prepare for a formal exit. The possibilities of a revote or a determination to overturn the vote remain. In the meantime, the vote creates a great deal of uncertainty regarding economic growth and financial stability in the region. It also caused fairly significant movements across many currencies that may adversely impact U.S.-based companies with meaningful operations in Europe. We believe our exposure to the region, and specifically the United Kingdom, is relatively limited. The vote in favor of leaving has many market participants questioning other countries’ allegiance to the European Union, and it has caused a great deal of speculation about which country or countries may look to have similar referendums in the foreseeable future.

NOT A PART OF THE SEMI-ANNUAL REPORT

In our opinion, the significant price volatility that the capital markets have experienced over the past two years has been concerning. We continue to believe the fairly violent swings experienced indicate a great deal of angst and uncertainty with regard to the economic landscape, monetary policy, corporate earnings, and asset-price valuations (domestically and abroad). Data regarding consumer confidence and consumer spending will continue to be scrutinized for any strength or weakness, especially as we near the U.S. Presidential election, which could create a great deal of additional uncertainty among consumers and businesses. Household spending accounts for approximately 70% of U.S. economic activity, so the strength of the consumer and their willingness and ability to purchase goods and services are key drivers of corporate profits and economic activity. We expect Federal Reserve and other global central bank actions will be closely monitored by market participants, as the degree of monetary policy accommodation will likely continue to impact the direction of market returns and mutual fund flows going forward. Economic data such as employment, wage growth, and inflation, are also likely to be closely followed and heavily scrutinized throughout 2016, as directional movements will likely influence future Fed actions. Following Brexit, there has been increased commentary from the Bank of England, European Central Bank, and other central banks around the world about expanding monetary policy to combat potential negative economic shocks. While in the near-term this may help stabilize financial markets, we continue to question the seemingly excessive use of monetary policy accommodation from central banks around the world and its true effectiveness in promoting economic growth. We are concerned there is an elevated risk of unforeseen negative economic and/or financial market implications to such lasting accommodation.

As we mentioned above, the significant improvement in the price of oil has had a very positive impact on securities of companies in these segments. For reference, as of 6/30/16, the Energy segment carried a 13.75% weighting in the Barclays High Yield Index, while the Basic Industry segment (which includes Chemicals, Metals & Mining, and Paper industries) accounted for an 8.74% weighting in the Index. For the quarter, the Energy and Basic Industry segments generated 18.34% and 12.02% returns, respectively, which vastly outperformed other industry segments within the Barclays Index. The Caa-rated or lower-rated portion of the Index generated an 11.83% return during the quarter and carried a 15.70% weighting in the Index at the end of June. The search for yield, an increased appetite for risk assets, and relatively depressed trading levels after a prolonged period of underperformance, helped propel the lower-rated segment higher during the second quarter.

NOT A PART OF THE SEMI-ANNUAL REPORT

Our relatively defensive positioning across industry segments and credit ratings, as well as our lower relative duration and maturity profile, hindered the performance of our High Income strategy relative to the Index during the second quarter. We continue to believe investments across the energy and commodity-related industries carry an elevated amount of uncertainty and are likely to continue to experience significant volatility as the year progresses. As such, we continue to have a very cautious view and therefore a significant underweight to no position in these industries. We also continue to have reservations about lower-rated securities in the current environment, as concerns regarding access to capital, economic growth, and corporate earnings have significantly increased solvency concerns for some companies operating with elevated financial leverage, which has caused the securities of such companies to become extremely volatile. As such, we continue to have a cautious view and therefore a significant underweight to no position in lower-rated companies.

Equity market volatility was relatively muted during the second quarter after significant price fluctuations at the beginning of the year. Many U.S. equity indices neared record-high price levels in early June before experiencing a slight pull-back around the time of the Brexit referendum. Nevertheless, many indices ended the quarter within a few percentage points of prior record highs achieved in 2015. The positive price movement and relative stabilization within the equity market since mid-February was impressive, given the fact that many equity indices had their worst calendar year start early in 2016. Interestingly, many of the best performing areas within the equity market are considered relative safe-havens such as Consumer Staples, Utilities, and REITs. With relatively low fixed-income yields around the world, investors have oftentimes sought out incremental yield and relative safety in these areas of the equity market. This has generally had a significant positive impact on the prices of many equity securities and, in many cases, driven the valuations to levels not witnessed in years. We intend to continue to monitor individual company valuations in relation to the underlying corporate fundamentals in assessing the positioning and weightings of our equity holdings.

Similar to fourth quarter 2015 corporate earnings results, first quarter 2016 earnings results were once again probably best described as “not as bad as feared” by many market participants. That being said, corporate earnings results were generally weaker than many had expected heading into 2016, and many companies continued to show anemic revenue and earnings growth. A trend that continues to be prevalent across the corporate landscape is that it is becoming tougher for many companies to produce more meaningful earnings growth and cash flow generation than in recent periods. This has some market participants, including us, concerned that earnings results may prove to be relatively lackluster throughout 2016. We are mindful that earnings growth and cash flow generation can ultimately drive stock prices over time and any weakness in these areas could materially impact the overall market in addition to an individual company’s equity value. In addition, volatility across the currency market and potential future economic weakness in Europe due to Brexit could add potential headwinds to corporate revenue and earnings growth over the coming quarters that likely were not anticipated by many analysts or corporate decision makers earlier this year. Valuation metrics and market expectations are likely to play an integral role in the performance of individual company stocks throughout 2016. In general, we continue to believe valuations across the equity market remain somewhat elevated and, in our opinion, many companies will need to show reasonable earnings and cash flow growth to continue to garner such valuations.

NOT A PART OF THE SEMI-ANNUAL REPORT

Since the 2008 financial-crisis, equity investors have looked to the Federal Reserve to be accommodative with monetary policy which we believe has helped bolster equity valuations to a degree. Should U.S. monetary policy become less accommodative as the year progresses, equity returns going forward may be driven more by company-specific factors. Some of the factors we look for include: balance sheet improvement, company-specific growth catalysts, and a potential increase in shareholder-friendly actions, such as: share repurchases, dividend payments, and/or merger/acquisition activity.

As we evaluate a host of uncertainties that could continue to impact the capital markets and the investing landscape over the coming quarters, we are reminded that our adherence to our investment philosophy and research process has, in our view, proven to be prudent for both our high yield and equity strategies throughout various market and economic cycles over the years. We remain focused on an over-riding theme of seeking to find high yield companies with strong or improving balance sheets, and management teams with a desire to repay debt and prudently use leverage. We believe our time-tested approach to the high yield asset class will continue to uncover compelling new investment opportunities offering attractive risk/return scenarios for both our high yield and equity strategies, while helping to avoid future investment pitfalls in today’s uncertain economic and investment landscape.

Thank you for your continued support and investment.

Sincerely,

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President

Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets have experienced increased volativity, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

NOT A PART OF THE SEMI-ANNUAL REPORT

Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila Three Peaks High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Three Peaks Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund. Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub-Adviser thinks appropriate, and offer greater potential for gain and loss. The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets. The Fund may invest in junk bonds, the risks of which are detailed above in connection with Aquila Three Peaks High Income Fund.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (97.2%)	Value

	Consumer Discretionary (43.9%)
	Advertising Sales (2.5%)
	Lamar Media Corp.
$4,500,000	5.875%, 02/01/22	$4,680,000
900,000	5.000%, 05/01/23	927,000
900,000	5.375%, 01/15/24	931,500
		6,538,500
	Apparel Manufacturers (1.6%)
	Carter’s Inc.
3,950,000	5.250%, 08/15/21	4,088,250

	Athletic Equipment (0.7%)
	Vista Outdoor, Inc.
1,725,000	5.875%, 10/01/23 144A	1,794,000

	Cable/Satellite TV (3.2%)
	CCO Holdings LLC
1,350,000	5.250%, 09/30/22	1,385,438
1,450,000	5.125%, 02/15/23	1,472,490
1,000,000	5.750%, 01/15/24	1,052,400

	Dish DBS Corp.
1,600,000	5.875%, 07/15/22	1,556,000
1,000,000	5.875%, 11/15/24	930,000
1,075,000	7.750%, 07/01/26 144A	1,107,250

	Mediacom Broadband LLC/Mediacom Broadband Corp.
900,000	6.375%, 04/01/23	938,250
		8,441,828
	Casino Hotels (1.3%)
	Boyd Gaming Corp.
900,000	6.875%, 05/15/23	958,500

	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp
1,275,000	5.375%, 03/15/22	1,282,969
1,275,000	5.500%, 03/01/25 144A	1,233,562
		3,475,031
	Commercial Services (1.2%)
	Live Nation Entertainment, Inc.
1,150,000	7.000%, 09/01/20 144A	1,197,438
2,000,000	5.375%, 06/15/22 144A	2,055,000
		3,252,438

1 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Consumer Products - Miscellaneous (2.1%)
	Prestige Brands, Inc.
$750,000	5.375%, 12/15/21 144A	$761,250

	Spectrum Brands, Inc.
950,000	6.375%, 11/15/20	991,562
2,500,000	6.625%, 11/15/22	2,653,125
975,000	6.125%, 12/15/24	1,028,625
		5,434,562
	Distribution/Wholesale (1.4%)
	HD Supply, Inc.
925,000	5.750%, 04/15/24 144A	962,000

	LKQ Corp.
1,725,000	4.750%, 05/15/23	1,694,813

	Performance Food Group, Inc.
1,050,000	5.500%, 06/01/24 144A	1,068,375
		3,725,188
	Food - Catering (1.8%)
	Aramark Corp.
2,104,000	5.750%, 03/15/20	2,167,120
2,550,000	5.125%, 01/15/24	2,601,000
		4,768,120
	Funeral Service & Related Items (4.0%)
	Service Corp. International
7,600,000	5.375%, 01/15/22	7,828,000
2,475,000	5.375%, 05/15/24	2,567,812
		10,395,812
	Gambling (Non-Hotel) (1.1%)
	Isle Of Capri Casinos, Inc.
1,225,000	8.875%, 06/15/20	1,277,063
1,450,000	5.875%, 03/15/21	1,504,375
		2,781,438
	Hotels & Motels (4.5%)
	Choice Hotels International, Inc.
1,850,000	5.750%, 07/01/22	1,983,015

2 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Hotels & Motels (continued)
	Hilton Worldwide Holdings, Inc.
$9,425,000	5.625%, 10/15/21	$9,754,875
		11,737,890
	Internet Content - Entertainment (0.6%)
	Netflix, Inc.
1,600,000	5.375%, 02/01/21	1,699,184

	Racetracks (2.5%)
	Churchill Downs, Inc.
1,340,000	5.375%, 12/15/21	1,368,475
2,285,000	5.375%, 12/15/21 144A	2,333,556

	GLP Capital LP/GLP Financing II Inc.
900,000	5.375%, 11/01/23	939,375
1,750,000	5.375%, 04/15/26	1,802,500
		6,443,906
	Radio (1.9%)
	Sirius XM Radio, Inc.
1,800,000	5.750%, 08/01/21 144A	1,869,750
1,150,000	4.625%, 05/15/23 144A	1,115,592
2,000,000	6.000%, 07/15/24 144A	2,067,500
		5,052,842
	Resorts/Theme Parks (3.8%)
	Cedar Fair LP
2,800,000	5.250%, 03/15/21	2,868,754
2,250,000	5.375%, 06/01/24	2,317,500

	Six Flags Entertainment Corp.
2,875,000	5.250%, 01/15/21 144A	2,964,844
1,675,000	4.875%, 07/31/24 144A	1,654,063
		9,805,161
	Retail - Apparel/Shoes (0.7%)
	Limited Brands, Inc.
775,000	6.625%, 04/01/21	871,875
875,000	5.625%, 02/15/22	941,500
		1,813,375

3 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Retail - Discount (0.4%)
	Dollar Tree, Inc.
$925,000	5.750%, 03/01/23 144A	$982,813

	Retail - Perfume & Cosmetics (2.1%)
	Sally Holdings LLC/Sally Capital, Inc.
4,400,000	5.750%, 06/01/22	4,559,500
800,000	5.500%, 11/01/23	830,000
		5,389,500
	Retail - Restaurants (0.4%)
	Restaurant Brands International, Inc.
1,125,000	6.000%, 04/01/22 144A	1,166,839

	Rubber - Tires (0.4%)
	Goodyear Tire & Rubber Co.
900,000	5.125%, 11/15/23	929,250

	Television (1.2%)
	AMC Networks, Inc.
900,000	4.750%, 12/15/22	893,250

	LIN Television Corp.
2,175,000	6.375%, 01/15/21	2,270,156
		3,163,406
	Theaters (4.5%)
	AMC Entertainment
5,000,000	5.875%, 02/15/22	5,025,000

	Carmike Cinemas, Inc.
575,000	6.000%, 06/15/23 144A	598,000

	Cinemark Holdings, Inc.
2,100,000	5.125%, 12/15/22	2,136,750
1,225,000	4.875%, 06/01/23	1,212,750

	Regal Entertainment
2,600,000	5.750%, 03/15/22	2,658,500
		11,631,000
	Total Consumer Discretionary	114,510,333

4 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Staples (6.4%)
	Beverages - Non-Alcoholic (1.7%)
	Cott Beverages, Inc.
$2,800,000	6.750%, 01/01/20	$2,919,000
1,500,000	5.375%, 07/01/22	1,500,000
		4,419,000
	Beverages - Wine/Spirits (0.8%)
	Constellation Brands, Inc.
800,000	6.000%, 05/01/22	894,000
1,100,000	4.750%, 11/15/24	1,157,750
		2,051,750
	Food - Canned (0.3%)
	Treehouse Foods, Inc.
870,000	6.000%, 02/15/24 144A	922,200

	Food - Dairy Products (0.6%)
	WhiteWave Foods Co.
1,500,000	5.375%, 10/01/22	1,605,000

	Food - Flour & Grain (0.6%)
	Post Holdings, Inc.
1,400,000	7.375%, 02/15/22	1,471,750

	Food - Miscellaneous/Diversified (1.5%)
	Pinnacle Foods, Inc.
3,775,000	4.875%, 05/01/21	3,826,906

	Food - Retail (0.5%)
	Ingles Markets, Inc.
1,250,000	5.750%, 06/15/23	1,262,500

	Food - Wholesale/Distributors (0.4%)
	US Foods, Inc.
1,100,000	5.875%, 06/15/24 144A	1,127,500

	Total Consumer Staples	16,686,606

	Financials (14.9%)

	Decision Support Software (0.7%)
	MSCI, Inc.
925,000	5.250%, 11/15/24 144A	945,812
925,000	5.750%, 08/15/25 144A	959,688
		1,905,500

5 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Financials (continued)
	Real Estate Management/Service (1.5%)
	CBRE Services, Inc.
$3,900,000	5.000%, 03/15/23	$4,037,580

	REITS - Diversified (6.6%)
	Corrections Corporation of America
3,100,000	4.625%, 05/01/23	3,123,250

	DuPont Fabros Technology, Inc.
2,875,000	5.875%, 09/15/21	3,015,156
2,250,000	5.625%, 06/15/23	2,311,875

	Equinix, Inc.
4,500,000	5.375%, 01/01/22	4,646,250
1,000,000	5.375%, 04/01/23	1,032,500
950,000	5.750%, 01/01/25	983,250

	Geo Group, Inc.
1,150,000	5.125%, 04/01/23	1,121,250
900,000	6.000%, 04/15/26	909,000
		17,142,531
	REITS - Health Care (1.9%)
	MPT Operating Partnership LP
2,800,000	6.875%, 05/01/21	2,891,000
1,000,000	6.375%, 02/15/22	1,037,500

	Omega Healthcare Investors, Inc.
1,000,000	5.875%, 03/15/24	1,047,506
		4,976,006
	REITS - Hotels (1.9%)
	Ryman Hospitality Properties
2,000,000	5.000%, 04/15/21	2,040,000
2,900,000	5.000%, 04/15/23	2,878,250
		4,918,250
	REITS - Office Property (0.8%)
	Vereit Operating Partnership LP
1,225,000	4.125%, 06/01/21	1,277,822
725,000	4.875%, 06/01/26	743,125
		2,020,947

6 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Financials (continued)
	REITS - Storage (1.5%)
	Iron Mountain, Inc.
$2,550,000	6.000%, 08/15/23	$2,683,875
1,125,000	5.750%, 08/15/24	1,136,250
		3,820,125

	Total Financials	38,820,939

	Health Care (4.9%)

	Medical - Hospitals (2.5%)
	Acadia Healthcare Co., Inc.
900,000	5.625%, 02/15/23	882,000

	HCA Holdings, Inc.
1,100,000	6.250%, 02/15/21	1,174,250
1,650,000	7.500%, 02/15/22	1,876,050
800,000	5.875%, 03/15/22	870,000

	Universal Health Services, Inc.
835,000	4.750%, 08/01/22 144A	849,295
835,000	5.000%, 06/01/26 144A	837,087
		6,488,682
	Medical - Outpatient/Home Medical Care (1.5%)
	AmSurg Corp.
2,875,000	5.625%, 11/30/20	2,968,438
1,000,000	5.625%, 07/15/22	1,027,500
		3,995,938
	Medical Products (0.9%)
	Teleflex, Inc.
1,350,000	5.250%, 06/15/24	1,363,500
1,000,000	4.875%, 06/01/26	1,010,000
		2,373,500

	Total Health Care	12,858,120

	Industrials (6.7%)

	Aerospace/Defense - Equipment (1.7%)
	Orbital ATK, Inc.
1,675,000	5.250%, 10/01/21	1,748,331
2,500,000	5.500%, 10/01/23	2,606,250
		4,354,581

7 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Industrials (continued)
	Computer Services (0.4%)
	IHS, Inc.
$900,000	5.000%, 11/01/22	$929,250

	Engineering/R&D Services (1.0%)
	AECOM Technology Corp.
1,675,000	5.750%, 10/15/22	1,708,500
1,000,000	5.875%, 10/15/24	1,025,000
		2,733,500
	Publishing - Periodicals (1.9%)
	Nielsen Holdings N.V.
3,750,000	4.500%, 10/01/20	3,820,312
1,000,000	5.000%, 04/15/22 144A	1,020,000
		4,840,312
	Security Services (1.7%)
	ADT Corp.
2,500,000	6.250%, 10/15/21	2,656,250
1,000,000	4.125%, 06/15/23	936,250

	Prime Security Services Borrower LLC/Prime Finance, Inc.
835,000	9.250%, 05/15/23 144A	885,100
		4,477,600

	Total Industrials	17,335,243

	Information Technology (6.2%)

	Applications Software (0.4%)
	PTC, Inc.
1,000,000	6.000%, 05/15/24	1,035,000

	Computers (0.3%)
	Diamond 1 Finance Corp. /Diamond 2 Finance Corp.
420,000	5.875%, 06/15/21 144A	428,304
420,000	7.125%, 06/15/24 144A	438,657
		866,961
	Internet Security (0.4%)
	VeriSign, Inc.
1,000,000	5.250%, 04/01/25	1,025,000

8 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Information Technology (continued)
	Office Automation & Equipment (2.3%)
	CDW Corp.
$4,500,000	6.000%, 08/15/22	$4,702,500
1,300,000	5.000%, 09/01/23	1,309,087
		6,011,587
	Satellite Telecom (0.6%)
	Hughes Satellite Systems Corp.
1,450,000	7.625%, 06/15/21	1,560,381

	Semiconductor Components -
	Integrated Circuits (0.8%)
	NXP BV/NXP Funding LLC
1,000,000	4.125%, 06/01/21 144A	1,015,000
1,000,000	4.625%, 06/01/23 144A	1,017,500
		2,032,500
	Travel Services (0.3%)
	Sabre Corp.
925,000	5.375%, 04/15/23 144A	945,813

	Wireless Equipment (1.1%)
	ViaSat, Inc.
2,725,000	6.875%, 06/15/20	2,813,562

	Total Information Technology	16,290,804

	Materials (7.4%)

	Containers - Metal/Glass (3.0%)
	Ball Corp.
4,300,000	5.000%, 03/15/22	4,564,450
900,000	4.000%, 11/15/23	886,500

	Crown Holdings, Inc.
1,500,000	4.500%, 01/15/23	1,530,000

	Silgan Holdings, Inc.
800,000	5.500%, 02/01/22	827,000
		7,807,950
	Containers - Paper/Plastic (3.9%)
	Berry Plastics Corp.
1,325,000	5.500%, 05/15/22	1,356,469
1,900,000	6.000%, 10/15/22	1,964,125

9 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Materials (continued)
	Containers - Paper/Plastic (continued)
	Graphic Packaging International, Inc.
$1,750,000	4.750%, 04/15/21	$1,829,835
2,725,000	4.875%, 11/15/22	2,834,000

	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
1,200,000	5.750%, 10/15/20	1,239,000
1,100,000	5.125%, 07/15/23 144A	1,113,750
		10,337,179

	Garden Products (0.5%)
	Scotts Miracle-Gro Co.
1,150,000	6.000%, 10/15/23 144A	1,210,375

	Total Materials	19,355,504

	Telecommunication Services (6.8%)

	Building - Heavy Construction (0.5%)
	SBA Communications Corp.
1,225,000	4.875%, 07/15/22	1,221,937

	Internet Connectivity Services (0.6%)
	Zayo Group LLC/Zayo Cap
1,500,000	6.000%, 04/01/23	1,522,500

	Telecommunication Services (3.8%)
	CyrusOne LP
1,800,000	6.375%, 11/15/22	1,872,000

	GCI, Inc.
2,275,000	6.750%, 06/01/21	2,303,438

	Qualitytech LP/QTS Finance Corp.
1,600,000	5.875%, 08/01/22	1,624,000

	SBA Telecommunications Corp.
4,000,000	5.750%, 07/15/20	4,120,000
		9,919,438
	Telephone - Integrated (1.9%)
	Level 3 Communications, Inc.
2,000,000	6.125%, 01/15/21	2,083,980
1,525,000	5.375%, 08/15/22	1,540,250

10 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Principal
Amount	Corporate Bonds (continued)		Value

	Telecommunication Services (continued)
	Telephone - Integrated (continued)
	Level 3 Communications, Inc. (continued)
$1,350,000	5.625%, 02/01/23		$1,362,663
			4,986,893

	Total Telecommunication Services		17,650,768

	Total Corporate Bonds (cost $253,499,422)		253,508,317

Shares	Short-Term Investment (3.8%)
9,901,932	Dreyfus Treasury & Agency Cash Management,
	Institutional Shares, 0.24%* (cost $9,901,932)		9,901,932

	Total Investments (cost $263,401,354 - note 4)	101.0%	263,410,249
	Other assets less liabilities	(1.0)	(2,628,722)
	Net Assets	100.0%	$260,781,527

* The rate is an annualized seven-day yield at period end.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

11 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Corporate Bonds	Distribution	Corporate Bonds

Advertising Sales	2.6%	Internet Security	0.4%
Aerospace/Defense - Equipment	1.7	Medical - Hospitals	2.5
Apparel Manufacturers	1.6	Medical - Outpatient/
Applications Software	0.4	Home Medical Care	1.6
Athletic Equipment	0.7	Medical Products	0.9
Beverages - Non-Alcoholic	1.7	Office Automation & Equipment	2.4
Beverages - Wine/Spirits	0.8	Publishing - Periodicals	1.9
Building - Heavy Construction	0.5	Racetracks	2.5
Cable/Satellite TV	3.3	Radio	2.0
Casino Hotels	1.4	Real Estate Management/Service	1.6
Commercial Services	1.3	REITS - Diversified	6.8
Computer Services	0.4	REITS - Health Care	2.0
Computers	0.3	REITS - Hotels	1.9
Consumer Products - Miscellaneous	2.1	REITS - Office Property	0.8
Containers - Metal/Glass	3.1	REITS - Storage	1.5
Containers - Paper/Plastic	4.1	Resorts/Theme Parks	3.9
Decision Support Software	0.7	Retail - Apparel/Shoes	0.7
Distribution/Wholesale	1.5	Retail - Discount	0.4
Engineering/R&D Services	1.1	Retail - Perfume & Cosmetics	2.1
Food - Canned	0.4	Retail - Restaurants	0.5
Food - Catering	1.9	Rubber - Tires	0.4
Food - Dairy Products	0.6	Satellite Telecom	0.6
Food - Flour & Grain	0.6	Security Services	1.8
Food - Miscellaneous/Diversified	1.5	Semiconductor Components -
Food - Retail	0.5	Integrated Circuits	0.8
Food - Wholesale/Distributors	0.4	Telecommunication Services	3.9
Funeral Service & Related Items	4.1	Telephone - Integrated	2.0
Gambling (Non-Hotel)	1.1	Television	1.2
Garden Products	0.5	Theaters	4.6
Hotels & Motels	4.6	Travel Services	0.4
Internet Connectivity Services	0.6	Wireless Equipment	1.1
Internet Content - Entertainment	0.7		100.0%

See accompanying notes to financial statements.

12 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (unaudited)

Shares	Common Stocks (93.1%)	Value

	Consumer Discretionary (28.0%)

	Apparel Manufacturers (1.2%)
67,431	Carter’s, Inc	$7,179,379

	Athletic Equipment (2.1%)
265,276	Vista Outdoor, Inc.+	12,661,623

	Broadcast Service/Program (1.4%)
288,258	Starz, LLC+	8,624,679

	Cable/Satellite TV (3.2%)
39,694	Charter Communications, Inc.+	9,075,636
184,100	DISH Network Corp.+	9,646,840
		18,722,476
	Commercial Services (1.9%)
222,423	Live Nation Entertainment, Inc.+	5,226,940
152,202	Servicemaster Global Holdings, Inc.+	6,057,640
		11,284,580
	Distribution/Wholesale (2.2%)
212,219	LKQ Corp.+	6,727,342
236,107	Performance Food Group Co.+	6,353,639
		13,080,981
	Food - Catering (2.2%)
385,072	Aramark Corp.	12,869,106

	Funeral Service & Related Items (1.3%)
289,576	Service Corp. International	7,830,135

	Home Decoration Products (1.0%)
121,433	Newell Brands, Inc.	5,898,001

	Home Furnishings (0.6%)
59,671	Tempur Sealy International, Inc.+	3,301,000

	Multimedia (0.3%)
105,651	Liberty Media Group+	2,004,199

	Racetracks (1.6%)
75,560	Churchill Downs, Inc.	9,547,762

13 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Shares	Common Stocks (continued)	Value

	Consumer Discretionary (continued)
	Radio (2.5%)
33,156	Liberty SiriusXM Group - A+	$1,039,772
446,591	Liberty SiriusXM Group - C+	13,786,264
		14,826,036
	Resorts/Theme Parks (1.0%)
102,802	Six Flags Entertainment Corp	5,957,376

	Retail - Apparel/Shoes (0.8%)
68,124	L Brands, Inc	4,573,164

	Retail - Perfume & Cosmetics (1.5%)
299,646	Sally Beauty Holdings, Inc.+	8,812,589

	Retail - Restaurants (0.8%)
118,730	Restaurant Brands International, Inc.	4,939,168

	Theaters (2.4%)
311,671	AMC Entertainment	8,605,236
249,796	Regal Entertainment	5,505,504
		14,110,740

	Total Consumer Discretionary	166,222,994

	Consumer Staples (11.5%)

	Beverages - Non-Alcoholic (1.6%)
690,047	Cott Beverages, Inc.	9,633,056

	Beverages - Wine/Spirits (2.0%)
69,637	Constellation Brands, Inc	11,517,960

	Food - Confectionery (2.1%)
80,663	J.M. Smucker Co	12,293,848

	Food - Dairy Products (0.8%)
102,802	WhiteWave Foods Co.+	4,825,526

	Food - Miscellaneous/Diversified (4.6%)
204,458	Kraft Heinz Co.	18,090,444
201,151	Pinnacle Foods, Inc	9,311,280
		27,401,724
	Food - Wholesale/Distributors (0.4%)
95,910	US Foods Holding Corp +	2,324,858

	Total Consumer Staples	67,996,972

14 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Shares	Common Stocks (continued)	Value

	Financials (8.5%)

	Casino Services (0.5%)
90,233	Gaming and Leisure Properties, Inc	$3,111,234

	Commercial Services - Finance (0.7%)
28,755	MarketAxess Holdings, Inc.	4,180,977

	Real Estate Management/Service (0.7%)
165,781	CBRE Group, Inc.+	4,389,881

	REITS - Apartments (1.1%)
175,480	UDR, Inc	6,478,722

	REITS - Diversified (2.5%)
57,925	Crown Castle International Corp	5,875,333
23,197	Equinix, Inc	8,994,173
		14,869,506
	REITS - Hotels (1.2%)
137,026	Ryman Hospitality Properties	6,940,367

	REITS - Single Tenant (0.8%)
70,618	Realty Income Corp.	4,898,064

	REITS - Storage (1.0%)
62,298	Extra Space Storage, Inc.	5,765,057

	Total Financials	50,633,808

	Health Care (3.7%)

	Dental Supplies & Equipment (0.8%)
78,984	Dentsply Sirona, Inc.	4,900,167

	Medical Products (0.9%)
28,755	Henry Schein, Inc.+	5,083,884

	Medical - Hospitals (0.7%)
53,055	HCA Holdings, Inc.+	4,085,766

	Medical - Outpatient/Home Medical Care (1.0%)
78,022	AmSurg Corp.+	6,049,826

	Physician Practice Management (0.3%)
79,138	Envision Healthcare Holdings, Inc.+	2,007,731

	Total Health Care	22,127,374

15 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Shares	Common Stocks (continued)	Value

	Industrials (12.5%)

	Aerospace/Defense - Equipment (2.0%)
139,276	Orbital ATK, Inc.	$11,857,959

	Auction House/Art Dealer (0.9%)
123,795	KAR Auction Services, Inc	5,167,203

	Commercial Services - Finance (1.5%)
273,212	TransUnion+	9,136,209

	Electronic Security Devices (1.7%)
143,637	Allegion PLC	9,972,717

	Non-Hazardous Waste Disposal (3.4%)
344,836	Republic Services, Inc	17,693,535
40,274	Waste Connections, Inc	2,901,742
		20,595,277
	Publishing - Periodicals (2.5%)
284,978	Nielsen Holdings N.V.	14,810,307

	Shipbuilding (0.5%)
17,685	Huntington Ingalls Industries, Inc.	2,971,611

	Total Industrials	74,511,283

	Information Technology (11.6%)

	Commercial Services - Finance (0.9%)
77,357	Global Payments, Inc	5,521,743

	Computer Software (0.5%)
103,553	SS&C Technologies Holdings, Inc.	2,907,768

	Data Processing/Management (2.7%)
222,143	Fidelity National Information Services, Inc.	16,367,496

	Electronic Component - Semiconductor (1.0%)
38,199	Broadcom Corp	5,936,125

	Entertainment Software (1.1%)
167,985	Activision Blizzard, Inc	6,657,246

	Office Automation & Equipment (1.9%)
282,916	CDW Corp.	11,339,273

16 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Shares	Common Stocks (continued)	Value
	Information Technology (continued)
	Satellite Telecom (0.5%)
68,535	EchoStar Corp.+	$2,720,839

	Semiconductor Component - Integrated Circuits (1.4%)
105,008	NXP Semiconductors N.V.+	8,226,327

	Travel Services (1.0%)
216,708	Sabre Corp.	5,805,607

	Wireless Equipment (0.6%)
51,953	ViaSat, Inc.+	3,709,444

	Total Information Technology	69,191,868

	Materials (13.0%)

	Containers - Metal/Glass (7.3%)
135,924	Ball Corp	9,825,946
328,253	Crown Holdings, Inc.+	16,632,579
331,561	Silgan Holdings, Inc.	17,062,129
		43,520,654
	Containers - Paper/Plastic (5.7%)
206,663	Berry Plastics Corp.+	8,028,858
920,635	Graphic Packaging International, Inc	11,544,763
305,056	Sealed Air Corp	14,023,424
		33,597,045

	Total Materials	77,117,699

	Telecommunication Services (4.3%)

	Internet Connectivity Services (1.6%)
326,030	Zayo Group Holdings, Inc.+	9,106,018

	Telephone - Integrated (2.7%)
314,979	Level 3 Communications, Inc.+	16,218,269

	Total Telecommunication Services	25,324,287

	Total Common Stocks (cost $484,254,140)	553,126,285

17 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2016 (unaudited)

Shares	Short-Term Investment (7.4%)		Value

	Dreyfus Treasury & Agency Cash Management,
43,670,525	Institutional Shares, 0.24%* (cost $43,670,525)		$43,670,525

	Total Investments (cost $527,924,665 - note 4).	100.5%	596,796,810
	Other assets less liabilities	(0.5)	(2,821,121)
	Net Assets	100.0%	$593,975,689

Portfolio	Percent of	Portfolio	Percent of
Distribution	Common Stocks	Distribution	Common Stocks

Aerospace/Defense - Equipment	2.1%	Medical - Hospitals	0.7%
Apparel Manufacturers	1.3	Medical - Outpatient/
Athletic Equipment	2.3	Home Medical Care	1.1
Auction House/Art Dealer	0.9	Medical Products	0.9
Beverages - Non-Alcoholic	1.7	Multimedia	0.4
Beverages - Wine/Spirits	2.1	Non-Hazardous Waste Disposal	3.7
Broadcast Service/Program	1.6	Office Automation & Equipment	2.0
Cable/Satellite TV	3.4	Physician Practice Management	0.4
Casino Services	0.6	Publishing - Periodicals	2.7
Commercial Services	2.0	Racetracks	1.7
Commercial Services - Finance	3.4	Radio	2.7
Computer Software	0.5	Real Estate Management/Service	0.8
Containers - Metal/Glass	7.9	REITS - Apartments	1.2
Containers - Paper/Plastic	6.1	REITS - Diversified	2.7
Data Processing/Management	3.0	REITS - Hotels	1.3
Dental Supplies & Equipment	0.9	REITS - Single Tenant	0.9
Distribution/Wholesale	2.4	REITS - Storage	1.0
Electronic Component -		Resorts/Theme Parks	1.1
Semiconductor	1.1	Retail - Apparel/Shoes	0.8
Electronic Security Devices	1.8	Retail - Perfume & Cosmetics	1.6
Entertainment Software	1.2	Retail - Restaurants	0.9
Food - Catering	2.3	Satellite Telecom	0.5
Food - Confectionery	2.2	Semiconductor Component -
Food - Dairy Products	0.9	Integrated Circuits	1.5
Food - Miscellaneous/Diversified	5.0	Shipbuilding	0.5
Food - Wholesale/Distributors	0.4	Telephone - Integrated	2.9
Funeral Service & Related Items	1.4	Theaters	2.5
Home Decoration Products	1.1	Travel Services	1.0
Home Furnishings	0.6	Wireless Equipment	0.7
Internet Connectivity Services	1.6		100.0%

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

18 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2016 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
ASSETS	INCOME FUND	GROWTH FUND
Investments at value
(cost $263,401,354 and $527,924,665, respectively)	$263,410,249	$596,796,810
Receivable for investment securities sold	4,136,667	12,567,299
Receivable for interest and dividends	3,497,729	500,186
Receivable for Fund shares sold	732,444	2,929,957
Other assets	31,674	20,790
Total assets	271,808,763	612,815,042
LIABILITIES
Payable for investment securities purchased	10,139,539	15,696,407
Payable for Fund shares redeemed	486,440	2,621,484
Dividends payable	141,473	–
Management fees payable	138,103	402,628
Distribution and service fees payable	330	4,886
Accrued expenses	121,351	113,948
Total liabilities	11,027,236	18,839,353
NET ASSETS	$260,781,527	$593,975,689

Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$310,326	$127,461
Additional paid-in capital	263,984,649	538,993,410
Net unrealized appreciation on investments (note 4)	8,895	68,872,145
Accumulated net realized gain (loss) on investments	(3,522,245)	(13,357,253)
Net investment income (loss)	(98)	(660,074)
	$260,781,527	$593,975,689
CLASS A
Net Assets	$74,632,930	$150,327,414
Capital shares outstanding	8,886,425	3,239,146
Net asset value and redemption price per share	$8.40	$46.41
Maximum offering price per share (100/96 of $8.40 and
100/95.75 of $46.41, respectively, adjusted to the nearest cent)	$8.75	$48.47
CLASS C
Net Assets	$18,004,909	$88,972,185
Capital shares outstanding	2,143,581	2,272,850
Net asset value and offering price per share	$8.40	$39.15
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$8.40 *	$39.15 *
CLASS I
Net Assets	$2,346,556	$34,606,702
Capital shares outstanding	279,377	722,505
Net asset value, offering and redemption price per share	$8.40	$47.90
CLASS Y
Net Assets	$165,797,132	$320,069,388
Capital shares outstanding	19,723,240	6,511,593
Net asset value, offering and redemption price per share	$8.41	$49.15

See accompanying notes to financial statements.

19 | Aquila Funds Trust

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Investment Income:

Interest income	$5,318,119	$62,843
Dividend income
(net of foreign tax withheld of $35,272)	–	2,875,545
Total investment income	5,318,119	2,938,388

Expenses:

Management fees (note 3)	765,072	2,207,542
Distribution and service fees (note 3)	161,633	601,488
Transfer and shareholder servicing agent
fees (note 3)	142,454	266,620
Registration fees and dues	55,432	91,209
Legal fees	42,059	127,964
Fund accounting fees	29,264	41,337
Trustees’ fees and expenses	27,079	64,103
Shareholders’ reports	15,985	60,637
Auditing and tax fees	8,531	11,357
Chief compliance officer services (note 3)	4,419	2,650
Insurance	3,953	9,780
Custodian fees	3,833	23,529
Miscellaneous	9,651	14,661
Total expenses	1,269,365	3,522,877

Management fees waived (note 3)	(3,071)	–
Management fees recovered (note 3)	–	75,585
Net expenses	1,266,294	3,598,462
Net investment income (loss)	4,051,825	(660,074)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	106,027	(8,548,731)
Change in unrealized appreciation (depreciation)
on investments	894,911	33,051,592

Net realized and unrealized gain (loss) on
investments	1,000,938	24,502,861
Net change in net assets resulting from
operations	$5,052,763	$23,842,787

See accompanying notes to financial statements.

20 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015

OPERATIONS:
Net investment income	$4,051,825	$6,455,090
Net realized gain (loss) from securities
transactions	106,027	(70,603)
Change in unrealized appreciation (depreciation)
on investments	894,911	(275,114)
Change in net assets resulting from
operations	5,052,763	6,109,373

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,191,820)	(1,934,001)
Net realized gain on investments	–	(801)

Class C Shares:
Net investment income	(229,183)	(557,538)
Net realized gain on investments	–	(206)

Class I Shares:
Net investment income	(34,953)	(68,073)
Net realized gain on investments	–	(21)

Class Y Shares:
Net investment income	(2,595,967)	(3,895,478)
Net realized gain on investments	–	(1,218)
Change in net assets from distributions	(4,051,923)	(6,457,336)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	106,009,725	62,490,615
Reinvested dividends and distributions	3,263,015	4,766,223
Short-term trading redemption fees	35,707	3,671
Cost of shares redeemed	(38,220,097)	(50,574,779)
Change in net assets from capital share
transactions	71,088,350	16,685,730
Change in net assets	72,089,190	16,337,767

NET ASSETS:
Beginning of period	188,692,337	172,354,570
End of period	$260,781,527	$188,692,337

See accompanying notes to financial statements.

21 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015

OPERATIONS:
Net investment income (loss)	$(660,074)	$(2,047,289)
Net realized gain (loss) from securities
transactions	(8,548,731)	4,099,905
Change in unrealized appreciation on
investments	33,051,592	(787,780)
Change in net assets from operations	23,842,787	1,264,836

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net realized gain on investments	–	(2,163,981)

Class C Shares:
Net realized gain on investments	–	(1,206,155)

Class I Shares:
Net realized gain on investments	–	(436,044)

Class Y Shares:
Net realized gain on investments	–	(3,954,279)
Change in net assets from distributions	–	(7,760,459)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	173,460,009	384,878,543
Reinvested distributions	–	6,101,594
Short-term trading redemption fees	61,020	37,811
Cost of shares redeemed	(87,791,986)	(83,105,804)
Change in net assets from capital share
transactions	85,729,043	307,912,144
Change in net assets	109,571,830	301,416,521

NET ASSETS:
Beginning of period	484,403,859	182,987,338
End of period*	$593,975,689	$484,403,859

See accompanying notes to financial statements.

22 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2016 (unaudited)
1. Organization

Aquila Funds Trust (the "Trust"), a Massachusetts business trust, is comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee.

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

23 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

b)
Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2016:

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
Valuation Inputs	INCOME FUND	GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks and
Short-Term Investments	$9,901,932	$596,796,810
Level 2 – Other Significant Observable Inputs	253,508,317	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$263,410,249	$596,796,810

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)

Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

24 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

e)
Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2012-2014) or expected to be taken in the Funds' 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2015, Aquila Three Peaks High Income Fund decreased paid-in capital by $72 and increased unrealized depreciation by $72. On December 31, 2015, Aquila Three Peaks Opportunity Growth Fund decreased paid-in capital by $2,047,289, decreased accumulated net realized loss on investments by $114,952 and decreased accumulated net investment losses by $1,932,337. These reclassifications had no effect on net assets or net asset value per share.

i)
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a) Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of close of business each day at the annual rate of 0.65% of the Fund’s net assets. For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

25 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

For Aquila Three Peaks High Income Fund, the Manager and the Sub-Adviser continued to voluntarily waive a portion of their fees during a portion of the six months ended June 30, 2016. Thus, for the six months ended June 30, 2016, the Fund incurred gross management fees of $765,072, of which $3,071 was voluntarily waived.

For Aquila Three Peaks Opportunity Growth Fund, the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses would not exceed 1.55% for Class A Shares, 2.25% for Class C Shares, 1.46% for Class I Shares and 1.25% for Class Y Shares. These expense limitations were in effect until April 30, 2016. The Sub-Adviser had also contractually agreed to waive its fee in the same proportion as the Manager was required to waive its fee in connection with the aforementioned undertaking. Under the contractual waiver arrangements, for a period of three years, subsequent to the end of the Fund’s fiscal year, the Manager may recover from the Fund certain fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses, including the recovered expenses, do not exceed any contractual limitations. During the six months ended June 30, 2016, the Manager recovered the final portion of the previously waived management fees in the amount of $75,585 of which $41,748 was in turn paid to the Sub-Adviser.

26 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for Chief Compliance Officer related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

For the six months ended June 30, 2016, these payments were as follows:

	Annual		Amount
	Distribution Fee	Distribution Fees	Retained by
	Rate on Class A	on Class A	Distributor
Aquila Three Peaks High Income Fund	0.20%	$70,803	$2,061

Aquila Three Peaks Opportunity Growth Fund	0.30%	$205,423	$3,658

Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2016, these payments were as follows:

	Qualified	Shareholder	Amount
	Recipients Fees	Services Fee	Retained by
	on Class C	on Class C	Distributor
Aquila Three Peaks High Income Fund	$66,963	$22,321	$21,771

Aquila Three Peaks Opportunity Growth Fund	$285,178	$95,059	$86,305

27 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2016, these payments were made at the average annual rate of 0.40% (0.15% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $3,128 of which $1,546 related to the Plan and $1,582 related to the Shareholder Services Plan.

With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2016, these payments were made at the average annual rate of 0.35% (0.10% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $39,570 of which $15,828 related to the Plan and $23,742 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor) (collectively “intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2016, Aquila Three Peaks High Income Fund's total commissions on sales of Class A Shares amounted to $68,058 of which the Distributor received $13,730. For the six months ended June 30, 2016, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $377,991 of which the Distributor received $34,959.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

During the six months ended June 30, 2016, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $204,187,210 and $119,152,399, respectively.

At June 30, 2016, the aggregate tax cost for all securities was $263,401,354. At June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,291,014 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,282,119 for a net unrealized appreciation of $8,895.

28 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

During the six months ended June 30, 2016, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $251,062,074 and $155,364,616, respectively.

At June 30, 2016, the aggregate tax cost for all securities was $528,409,756. At June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $72,536,390 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $4,149,336 for a net unrealized appreciation of $68,387,054.

5. Portfolio Orientation

Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”. The Fund may, from time-to-time, hold as much as 30% of its net assets in fixed-income securities including junk bonds. These bonds generally have a greater credit risk than other types of fixed-income securities.

29 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

6. Capital Share Transactions

a)	Transactions in Capital Shares of the Fund were as follows:

Aquila Three Peaks High Income Fund

	Six Months Ended			Year Ended
	June 30, 2016 (unaudited)			December 31, 2015
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	1,550,293	$13,013,144		3,854,779	$32,365,757
Reinvested dividends
and distributions	117,840	990,379		187,698	1,580,779
Cost of shares redeemed	(807,579)	(6,763,695	)(a)	(1,591,291)	(13,389,878	)(a)
Net change	860,554	7,239,828		2,451,186	20,556,658
Class C Shares:
Proceeds from shares sold	509,831	4,282,978		489,077	4,106,091
Reinvested dividends
and distributions	20,226	170,032		50,453	425,380
Cost of shares redeemed	(523,428)	(4,393,287)		(1,041,004)	(8,780,573)
Net change	6,629	59,723		(501,474)	(4,249,102)
Class I Shares:
Proceeds from shares sold	94,627	794,799		76,450	645,488
Reinvested dividends
and distributions	3,777	31,756		6,379	53,770
Cost of shares redeemed	(27,390)	(229,763	)(b)	(89,037)	(752,023	)(b)
Net change	71,014	596,792		(6,208)	(52,765)
Class Y Shares:
Proceeds from shares sold	10,465,051	87,918,804		3,017,388	25,373,279
Reinvested dividends
and distributions	245,997	2,070,848		320,768	2,706,294
Cost of shares redeemed	(3,187,812)	(26,797,645	)(c)	(3,281,082)	(27,648,634	)(c)
Net change	7,523,236	63,192,007		57,074	430,939
Total transactions in Fund
shares	8,461,433	$71,088,350		2,000,578	$16,685,730

(a)	Net of short-term trading redemption fees of $7,534 and $738, for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively. (See note 6b)
(b)	Net of short-term trading redemption fees of $17 and $207, for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively. (See note 6b)
(c)	Net of short-term trading redemption fees of $28,156 and $2,726, for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively. (See note 6b)

30 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

	Six Months Ended			Year Ended
	June 30, 2016 (unaudited)			December 31, 2015
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	674,161	$29,636,778		1,798,377	$83,712,281
Reinvested distributions	–	–		41,700	1,909,252
Cost of shares redeemed	(413,350)	(18,201,842	)(a)	(493,815)	(22,891,619	)(a)
Net change	260,811	11,434,936		1,346,262	62,729,914
Class C Shares:
Proceeds from shares sold	744,725	27,392,788		1,353,733	53,709,233
Reinvested distributions	–	–		19,184	741,944
Cost of shares redeemed	(176,364)	(6,576,275)		(187,320)	(7,340,134)
Net change	568,361	20,816,513		1,185,597	47,111,043
Class I Shares:
Proceeds from shares sold	383,960	17,107,520		614,346	29,630,214
Reinvested distributions	–	–		8,094	383,215
Cost of shares redeemed	(232,765)	(10,622,358	)(b)	(166,190)	(7,928,289	)(b)
Net change	151,195	6,485,162		456,250	22,085,140
Class Y Shares:
Proceeds from shares sold	2,139,520	99,322,923		4,454,020	217,826,815
Reinvested distributions	–	–		63,341	3,067,183
Cost of shares redeemed	(1,117,630)	(52,330,491	)(c)	(920,169)	(44,907,951	)(c)
Net change	1,021,890	46,992,432		3,597,192	175,986,047
Total transactions in Fund
shares	2,002,257	$85,729,043		6,585,301	$307,912,144

(a)	Net of short-term trading redemption fees of $21,525 and $11,127 for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively. (See note 6b)
(b)	Net of short-term trading redemption fees of $10,995 and $11,501 for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively. (See note 6b)
(c)	Net of short-term trading redemption fees of $28,500 and $15,183 for the six months ended June 30, 2016 and the year ended December 31, 2015, respectively. (See note 6b)

b)
Short-Term Trading Redemption Fee: The Funds and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Funds impose redemption fees of 1.00% and 2.00% (respectively for Aquila Three Peaks High Income and Aquila Three Peaks Opportunity Growth Fund) of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fees are paid to the respective Fund and are designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value (“NAV”) calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability.

31 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

7. Income Tax Information and Distributions

Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital. At December 31, 2015, Aquila Three Peaks High Income Fund had post October capital loss deferrals of $353,391 which will be recognized in 2016. Aquila Three Peaks Opportunity Growth Fund had post October capital loss deferrals of $4,284,087 which will be recognized in 2016.

At December 31, 2015, Aquila Three Peaks High Income Fund had a capital loss carryover of $3,274,125, where $2,413,587 is short-term and $860,538 is long-term with no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:

	Aquila Three Peaks		Aquila Three Peaks
	High Income Fund		Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014

Ordinary income	$6,457,264	$10,614,974	$114,952	$640,468
Long term capital gain	—	1,882,228	7,645,507	934,465
Return of capital	72	—	—	—
	$6,457,336	$12,497,202	$7,760,459	$1,574,933

32 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2016 (unaudited)

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks	Aquila Three Peaks
	High Income Fund	Opportunity Growth Fund
Ordinary Income	$—	$—
Accumulated net realized gain	—	117,242
Other accumulated losses	(3,627,516)	(4,284,087)
Unrealized appreciation
(depreciation)	(886,772)	35,178,877
	$(4,514,288)	$31,012,032

For Aquila Three Peaks Opportunity Growth Fund, the difference between book and tax unrealized appreciation was due to wash sales.

8. Securities Traded on a When-Issued Basis

The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

33 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015	2014	2013		2012		2011
Net asset value, beginning of period	$8.36		$8.38	$8.71	$8.86		$8.93		$9.05
Income (loss) from investment operations:
Net investment income(1)	0.14		0.31	0.35	0.37		0.41		0.49
Net gain (loss) on securities (both
realized and unrealized)	0.04		(0.01)	(0.15)	0.03		0.24		(0.03)
Total from investment operations	0.18		0.30	0.20	0.40		0.65		0.46
Less distributions (note 7):
Dividends from net investment income	(0.14)		(0.32)	(0.35)	(0.37)		(0.41)		(0.49)
Distributions from capital gains	–		–	(0.18)	(0.18)		(0.31)		(0.09)
Total distributions	(0.14)		(0.32)	(0.53)	(0.55)		(0.72)		(0.58)
Net asset value, end of period	$8.40		$8.36	$8.38	$8.71		$8.86		$8.93
Total return (not reflecting sales charge)	2.16	%(4)	3.58%	2.25%	4.64%		7.40%		5.20%
Ratios/supplemental data
Net assets, end of period (in millions)	$74,633		$67,063	$46,691	$64,170		$63,844		$56,343
Ratio of expenses to average net assets	1.14	%(5)	1.14%	1.14%	1.14%		1.14	%(2)	1.10	%(2)
Ratio of net investment income to average
net assets	3.37	%(5)	3.73%	3.95%	4.20%		4.49	%(2)	5.46	%(2)
Portfolio turnover rate	56	%(4)	120%	115%	95%		173%		67%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.14	%(5)	1.20%	1.29%	1.28	%(3)	1.14	%(2)	1.10	%(2)
Ratio of net investment income to average
net assets	3.36	%(5)	3.66%	3.81%	4.07	%(3)	4.49	%(2)	5.46	%(2)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.14	%(5)	1.14%	1.14%	1.14	%(2)	1.14	%(2)	1.10	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.20% and 4.15%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

34 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015	2014	2013		2012		2011
Net asset value, beginning of period	$8.36		$8.38	$8.71	$8.86		$8.93		$9.05
Income (loss) from investment operations:
Net investment income(1)	0.11		0.25	0.28	0.30		0.33		0.42
Net gain (loss) on securities (both
realized and unrealized)	0.04		(0.02)	(0.15)	0.03		0.24		(0.03)
Total from investment operations	0.15		0.23	0.13	0.33		0.57		0.39
Less distributions (note 7):
Dividends from net investment income	(0.11)		(0.25)	(0.28)	(0.30)		(0.33)		(0.42)
Distributions from capital gains	–		–	(0.18)	(0.18)		(0.31)		(0.09)
Total distributions	(0.11)		(0.25)	(0.46)	(0.48)		(0.64)		(0.51)
Net asset value, end of period	$8.40		$8.36	$8.38	$8.71		$8.86		$8.93
Total return (not reflecting CDSC)	1.76	%(4)	2.74%	1.44%	3.81%		6.55%		4.37%
Ratios/supplemental data
Net assets, end of period (in thousands)	$18,005		$17,860	$22,099	$29,154		$33,555		$31,907
Ratio of expenses to average net assets	1.94	%(5)	1.94%	1.94%	1.94%		1.94	%(2)	1.91	%(2)
Ratio of net investment income to average
net assets	2.57	%(5)	2.96%	3.15%	3.41%		3.69	%(2)	4.67	%(2)
Portfolio turnover rate	56	%(4)	120%	115%	95%		173%		67%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.94	%(5)	2.01%	2.09%	2.07	%(3)	1.94	%(2)	1.91	%(2)
Ratio of net investment income to average
net assets	2.57	%(5)	2.89%	3.01%	3.28	%(3)	3.69	%(2)	4.67	%(2)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.94	%(5)	1.94%	1.94%	1.94%		1.94	%(2)	1.91	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.99% and 3.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

35 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015	2014	2013		2012		2011
Net asset value, beginning of period	$8.36		$8.37	$8.72	$8.87		$8.93		$9.05
Income (loss) from investment operations:
Net investment income(1)	0.14		0.31	0.35	0.37		0.41		0.50
Net gain (loss) on securities (both
realized and unrealized)	0.04		(0.01)	(0.18)	0.03		0.25		(0.03)
Total from investment operations	0.18		0.30	0.17	0.40		0.66		0.47
Less distributions (note 7):
Dividends from net investment income	(0.14)		(0.31)	(0.34)	(0.37)		(0.41)		(0.50)
Distributions from capital gains	–		–	(0.18)	(0.18)		(0.31)		(0.09)
Total distributions	(0.14)		(0.31)	(0.52)	(0.55)		(0.72)		(0.59)
Net asset value, end of period	$8.40		$8.36	$8.37	$8.72		$8.87		$8.93
Total return (not reflecting sales charge)	2.14	%(4)	3.61%	1.98%	4.62%		7.49%		5.23%
Ratios/supplemental data
Net assets, end of period (in thousands)	$2,347		$1,741	$1,797	$84,621		$68,175		$110,958
Ratio of expenses to average net assets	1.22	%(5)	1.21%	1.13%	1.15%		1.16	%(2)	1.08	%(2))
Ratio of net investment income to average
net assets	3.32	%(5)	3.70%	4.02%	4.18%		4.50	%(2)	5.47	%(2)
Portfolio turnover rate	56	%(4)	120%	115%	95%		173%		67%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.22	%(5)	1.28%	1.30%	1.30	%(3)	1.16	%(2)	1.08	%(2)
Ratio of net investment income to average
net assets	3.32	%(5)	3.63%	3.86%	4.03	%(3)	4.50	%(2)	5.47	%(2))

Expense ratios after giving effect to contractual or voluntary waiver of fees, and/or custody expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.22	%(5)	1.21%	1.13%	1.15%		1.16	%(2)	1.08	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.22% and 4.11%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

36 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015	2014	2013		2012		2011
Net asset value, beginning of period	$8.36		$8.38	$8.72	$8.87		$8.93		$9.05
Income (loss) from investment operations:
Net investment income(1)	0.15		0.33	0.36	0.39		0.43		0.51
Net gain (loss) on securities (both
realized and unrealized)	0.05		(0.02)	(0.16)	0.03		0.25		(0.03)
Total from investment operations	0.20		0.31	0.20	0.42		0.68		0.48
Less distributions (note 7):
Dividends from net investment income	(0.15)		(0.33)	(0.36)	(0.39)		(0.43)		(0.51)
Distributions from capital gains	–		–	(0.18)	(0.18)		(0.31)		(0.09)
Total distributions	(0.15)		(0.33)	(0.54)	(0.57)		(0.74)		(0.60)
Net asset value, end of period	$8.41		$8.36	$8.38	$8.72		$8.87		$8.93
Total return (not reflecting sales charge)	2.40	%(4)	3.77%	2.34%	4.85%		7.73%		5.41%
Ratios/supplemental data
Net assets, end of period (in thousands)	$165,797		$102,028	$101,768	$123,344		$189,186		$174,213
Ratio of expenses to average net assets	0.94	%(5)	0.94%	0.94%	0.94%		0.94	%(2)	0.90	%(2)
Ratio of net investment income to average
net assets	3.60	%(5)	3.95%	4.15%	4.40%		4.68	%(2)	5.66	%(2))
Portfolio turnover rate	56	%(4)	120%	115%	95%		173%		67%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	0.94	%(5)	1.01%	1.09%	1.06	%(3)	0.94	%(2)	0.90	%(2)
Ratio of net investment income to average
net assets	3.59	%(5)	3.88%	4.00%	4.28	%(3)	4.68	%(2)	5.66	%(2))

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	0.94	%(5)	0.94%	0.94%	0.94%		0.94	%(2)	0.90	%(2)
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.98% and 4.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

37 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015		2014	2013		2012	2011
Net asset value, beginning of period	$44.78		$43.69		$38.06	$28.08		$22.93	$26.64
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)		(0.31)		(0.21)	(0.01)		0.38	(0.08)
Net gain (loss) on securities (both
realized and unrealized)	1.69		2.17		6.19	10.45		5.15	(1.00)
Total from investment operations	1.62		1.86		5.98	10.44		5.53	(1.08)
Less distributions (note 7):
Dividends from net investment income	–		–		–	–		(0.36)	–
Distributions from capital gains	–		(0.77)		(0.38)	(0.47)		(0.02)	(2.64)
Total distributions	–		(0.77)		(0.38)	(0.47)		(0.38)	(2.64)
Paid-in capital from redemption
fees (note 6b)	0.01		–		0.03	0.01		–	0.01
Net asset value, end of period	$46.41		$44.78		$43.69	$38.06		$28.08	$22.93
Total return (not reflecting sales charges)	3.64	%(4)	4.21	%(3)	15.80%	37.22%		24.12%	(4.01)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$150,327		$133,380		$71,306	$36,198		$14,369	$11,904
Ratio of expenses to average net assets	1.42	%(5)	1.53%		1.55%	1.55%		1.53%	1.50%
Ratio of net investment income (loss)
to average net assets	(0.33	)%(5)	(0.67)%		(0.52)%	(0.02)%		1.47%	(0.31)%
Portfolio turnover rate	33	%(4)	49%		43%	33%		44%	39%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.39	%(5)	1.41%		1.58%	2.01	%(2)	2.82%	2.87%
Ratio of net investment income (loss) to
average net assets	(0.30	)%(5)	(0.56)%		(0.55)%	(0.48	)%(2)	0.18%	(1.68)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.42	%(5)	1.53%		1.55%	1.55%		1.53%	1.50%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.91% and (0.38)%, respectively, for the year ended December 31, 2013.

(3)
Total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

38 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015		2014	2013		2012	2011
Net asset value, beginning of period	$37.91		$37.37		$32.84	$24.45		$20.04	$23.81
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.19)		(0.54)		(0.43)	(0.24)		0.18	(0.24)
Net gain (loss) on securities (both
realized and unrealized)	1.43		1.85		5.34	9.10		4.47	(0.89)
Total from investment operations	1.24		1.31		4.91	8.86		4.65	(1.13)
Less distributions (note 7):
Dividends from net investment income	–		–		–	–		(0.22)	–
Distributions from capital gains	–		(0.77)		(0.38)	(0.47)		(0.02)	(2.64)
Total distributions	–		(0.77)		(0.38)	(0.47)		(0.24)	(2.64)
Net asset value, end of period	$39.15		$37.91		$37.37	$32.84		$24.45	$20.04
Total return (not reflecting CDSC)	3.27	%(4)	3.45	%(3)	14.96%	36.24%		23.22%	(4.74)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$88,972		$64,621		$19,391	$12,457		$2,111	$1,772
Ratio of expenses to average net assets	2.13	%(5)	2.25%		2.25%	2.25%		2.25%	2.25%
Ratio of net investment income (loss)
to average net assets	(1.00	)%(5)	(1.36)%		(1.22)%	(0.82)%		0.77%	(1.03)%
Portfolio turnover rate	33	%(4)	49%		43%	33%		44%	39%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	2.10	%(5)	2.10%		2.28%	2.63	%(2)	3.52%	3.50%
Ratio of net investment income (loss) to
average net assets	(0.97	)%(5)	(1.21)%		(1.25)%	(1.19	)%(2)	(0.49)%	(2.27)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	2.13	%(5)	2.25%		2.25%	2.25%		2.25%	2.25%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 2.53% and (1.10)%, respectively, for the year ended December 31, 2013.

(3)
Total return would have been higher had previously waived mangement fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

39 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015	2014	2013		2012	2011
Net asset value, beginning of period	$46.19		$44.94	$39.06	$28.72		$23.45	$27.08
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.05)		(0.18)	(0.10)	0.06		1.08	0.04
Net gain (loss) on securities (both
realized and unrealized)	1.74		2.16	6.27	10.73		4.67	(1.03)
Total from investment operations	1.69		1.98	6.17	10.79		5.75	(0.99)
Less distributions (note 7):
Dividends from net investment income	–		–	–	–		(0.46)	–
Distributions from capital gains	–		(0.77)	(0.38)	(0.47)		(0.02)	(2.64)
Total distributions	–		(0.77)	(0.38)	(0.47)		(0.48)	(2.64)
Paid-in capital from redemption fees (note 6b)	0.02		0.04	0.09	0.02		–	–
Net asset value, end of period	$47.90		$46.19	$44.94	$39.06		$28.72	$23.45
Total return	3.70	%(3)	4.45%	16.03%	37.64%		24.55%	(3.65)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$34,607		$26,391	$5,170	$290		$119	$21
Ratio of expenses to average net assets	1.35	%(4)	1.32%	1.41%	1.18%		1.17%	1.13%
Ratio of net investment income (loss)
to average net assets	(0.23	)%(4)	(0.38)%	(0.24)%	0.16%		3.95%	0.14%
Portfolio turnover rate	33	%(3)	49%	43%	33%		44%	39%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.35	%(4)	1.32%	1.47%	1.91	%(2)	2.55%	2.76%
Ratio of net investment income (loss) to
average net assets	(0.23	)%(4)	(0.38)%	(0.30)%	(0.57	)%(2)	2.57%	(1.48)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.35	%(4)	1.32%	1.41%	1.18%		1.17%	1.13%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.81% and (0.47)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

40 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/16		Year Ended December 31,
	(unaudited)		2015		2014	2013		2012	2011
Net asset value, beginning of period	$47.36		$46.03		$39.96	$29.38		$23.96	$27.63
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.00)		(0.18)		(0.09)	0.08		0.50	(0.02)
Net gain (loss) on securities (both
realized and unrealized)	1.79		2.28		6.52	10.96		5.36	(1.03)
Total from investment operations	1.79		2.10		6.43	11.04		5.86	(1.05)
Less distributions (note 7):
Dividends from net investment income	–		–		–	–		(0.44)	–
Distributions from capital gains	–		(0.77)		(0.38)	(0.47)		(0.02)	(2.64)
Total distributions	–		(0.77)		(0.38)	(0.47)		(0.46)	(2.64)
Paid-in capital from redemption
fees (note 6b)	–		–		0.02	0.01		0.02	0.02
Net asset value, end of period	$49.15		$47.36		$46.03	$39.96		$29.38	$23.96
Total return (not reflecting sales charges)	3.78	%(4)	4.52	%(3)	16.15%	37.61%		24.55%	(3.72)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$320,069		$260,012		$87,120	$41,576		$8,292	$4,799
Ratio of expenses to average net assets	1.13	%(5)	1.25%		1.25%	1.25%		1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	(0.01	)%(5)	(0.37)%		(0.20)%	0.22%		1.84%	(0.06)%
Portfolio turnover rate	33	%(4)	49%		43%	33%		44%	39%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.09	%(5)	1.10%		1.28%	1.65	%(2)	2.51%	2.52%
Ratio of net investment income (loss) to
average net assets	(0.02	)%(5)	(0.23)%		(0.23)%	(0.17	)%(2)	0.58%	(1.34)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.13	% 5)	1.25%		1.25%	1.25%		1.25%	1.25%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.55% and (0.07)%, respectively, for the year ended December 31, 2013.

(3)
Total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

41 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution "12b-1" and/or service fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.16%	$1,000.00	$1,021.60	$5.73
Class C	1.76%	$1,000.00	$1,017.60	$9.73
Class I	2.14%	$1,000.00	$1,021.40	$6.13
Class Y	2.40%	$1,000.00	$1,024.00	$4.73

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.22% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

42 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.19	$5.72
Class C	5.00%	$1,000.00	$1,015.22	$9.72
Class I	5.00%	$1,000.00	$1,018.80	$6.12
Class Y	5.00%	$1,000.00	$1,020.19	$4.72

(1)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.22% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

43 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution "12b-1" and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.64%	$1,000.00	$1,036.40	$ 7.19
Class C	3.27%	$1,000.00	$1,032.70	$10.76
Class I	3.70%	$1,000.00	$1,037.00	$ 6.84
Class Y	3.78%	$1,000.00	$1,037.80	$ 5.73

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.42%, 2.13%, 1.35% and 1.13% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

44 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,017.80	$ 7.12
Class C	5.00%	$1,000.00	$1,014.27	$10.67
Class I	5.00%	$1,000.00	$1,018.15	$ 6.77
Class Y	5.00%	$1,000.00	$1,019.24	$ 5.67

(1)
Expenses are equal to the annualized expense ratio of 1.42%, 2.13%, 1.35% and 1.13% for the Fund’s Class A, C , I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

45 | Aquila Funds Trust

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter and generally by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds. com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30, 2016 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

For the calendar year ended December 31, 2015, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

		Long-Term
	Ordinary Income	Capital Gains
Aquila Three Peaks High Income Fund	100.00%	0%
Aquila Three Peaks Opportunity Growth Fund	1.48%	98.52%

Prior to February 15, 2016, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2015 calendar year.

46 | Aquila Funds Trust

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
THREE PEAKS CAPITAL MANAGEMENT, LLC
3750 Dacoro Lane, Suite 100
Castle Rock, Colorado 80109

Board of Trustees
Glenn P. O’Flaherty, Chair
Diana P. Herrmann, Vice Chair
John M. Burlingame
Gary C. Cornia
Grady Gammage, Jr.
Russell K. Okata

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, Trustee and President August 29, 2016

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, Trustee and President August 29, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer August 29, 2016

AQUILA FUND TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.